Independent Bank Corporation (Parent Company Only) Financial Information - Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Cash Flows [Abstract]
Net income	$ 59,067	$ 63,351	$ 62,895
ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH FROM OPERATING ACTIVITIES
Deferred income tax benefit	215	(359)	1,912
Share based compensation	2,229	2,143	1,947
(Increase) decrease in accrued income and other assets	(14,617)	(25,843)	(11,669)
Increase (decrease) in accrued expenses and other liabilities	(3,597)	14,648	17,171
Total Adjustments	16,522	31,281	47,259
Net Cash From Operating Activities	75,589	94,632	110,154
CASH FLOW USED IN INVESTING ACTIVITIES
Net Cash Used In Investing Activities	(162,945)	(424,592)	(563,064)
CASH FLOW USED IN FINANCING ACTIVITIES
Dividends paid	(19,327)	(18,565)	(18,155)
Proceeds from issuance of common stock	70	77	61
Share based compensation withholding obligation	(650)	(620)	(691)
Repurchase of common stock	(5,157)	(4,010)	(17,269)
Net Cash Used In Financing Activities	182,766	294,858	443,678
Net Increase (Decrease) in Cash and Cash Equivalents	95,410	(35,102)	(9,232)
Cash and Cash Equivalents at Beginning of Year	74,371
Cash and Cash Equivalents at End of Year	169,781	74,371
Parent Company
Statement of Cash Flows [Abstract]
Net income	59,067	63,351	62,895
ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH FROM OPERATING ACTIVITIES
Deferred income tax benefit	(56)	(110)	(81)
Share based compensation	91	95	95
Accretion of discount on subordinated debt and debentures	145	144	144
(Increase) decrease in accrued income and other assets	1,857	(6,012)	788
Increase (decrease) in accrued expenses and other liabilities	(2,862)	5,205	159
Equity in undistributed net income of subsidiaries	(39,299)	(37,193)	(34,171)
Total Adjustments	(40,124)	(37,871)	(33,066)
Net Cash From Operating Activities	18,943	25,480	29,829
CASH FLOW USED IN INVESTING ACTIVITIES
Purchases of interest bearing deposits - time	(80,000)	(115,000)	(160,000)
Maturity of interest bearing deposits - time	80,000	115,000	160,000
Net Cash Used In Investing Activities	0	0	0
CASH FLOW USED IN FINANCING ACTIVITIES
Dividends paid	(19,327)	(18,565)	(18,155)
Proceeds from issuance of common stock	2,208	2,124	1,913
Share based compensation withholding obligation	(650)	(620)	(691)
Repurchase of common stock	(5,157)	(4,010)	(17,269)
Net Cash Used In Financing Activities	(22,926)	(21,071)	(34,202)
Net Increase (Decrease) in Cash and Cash Equivalents	(3,983)	4,409	(4,373)
Cash and Cash Equivalents at Beginning of Year	10,502	6,093	10,466
Cash and Cash Equivalents at End of Year	$ 6,519	$ 10,502	$ 6,093